Stockholders' Equity (Details Narrative) (10-K) - USD ($)									1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 29, 2021	Oct. 16, 2020	Jul. 15, 2020	Jan. 02, 2020	Nov. 15, 2019	Oct. 02, 2019	May 13, 2019	Sep. 26, 2018	Oct. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 25, 2020	Mar. 24, 2020	Feb. 09, 2018
Common stock, shares authorized										250,000,000		250,000,000	250,000,000
Common stock, shares, issued										25,685,981		14,471,403	8,015,756
Common stock, shares, outstanding										25,685,981		14,471,403	8,015,756
Preferred stock, par value										$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized										30,000,000		30,000,000	30,000,000	30,000,000	0
Stock issued during period, value													$ 2,039,303
Proceeds from issuance of common stock									$ 2,039,303	$ 3,255,000			2,048,562
Preferred stock designation												1,000,000
Stock-based compensation												$ 3,241,764	$ 2,299,915
Share-based compensation arrangement by share-based payment award, options, nonvested, number of shares												0
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options												$ 0
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition												1 year
Common stock, par value										$ 0.001		$ 0.001	$ 0.001
Gross proceeds from the PIPE transaction									2,350,000
Payments for placement agent and lawyers fees									310,697
Stock Option [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized								20,000
Restricted Stock [Member]
Restricted stock grant date								1 year
Restricted stock unit vested								20,000
Alexander Capital, LP [Member]
Proceeds from issuance of common stock									2,039,303
Gross proceeds from the PIPE transaction									2,350,000
Payments for placement agent and lawyers fees									310,697
Placement agent commission									141,000
Payments for placement agent debt restructuring fee									64,208
Placement agent debt conversion fee									15,889
Placement agent fees									$ 33,600
Selling Agent Warrants [Member] | Selling Agent Agreement [Member]
Value of warrants issued, percentage												6.00%
Percentage of exercise price of shares issued												125.00%
Non-Employee Directors [Member] | Restricted Stock [Member]
Restricted stock unit vested				30,000
Non-Employee Directors [Member] | Annual Retainer [Member]
Stock-based compensation								$ 20,000
Non-Employee Directors [Member] | Annual Committee Meeting Fee [Member]
Stock-based compensation								$ 5,000
Toper Taylor [Member] | Restricted Stock [Member]
Restricted stock unit vested					30,000
Accredited Investors [Member] | PIPE Purchase Agreement [Member]
Stock issued during period, shares						1,175,000
Common stock, par value						$ 0.001
Purchase price per share						$ 2.00
Percentage the entity is obligated to pay on total purchase price per month						1.00%
Maximum percentage the entity is obligated to pay on total purchase price in aggregate						8.00%
Debt conversion, converted instrument, shares							560,185
Debt instrument, convertible, conversion price							$ 2.00
Omnibus Incentive Plan [Member]
Stock issued during period, shares			1,764,705
Share-based compensation arrangement by share-based payment award, number of shares authorized										287,659						1,764,705
Omnibus Incentive Plan [Member] | Subsequent Event [Member]
Stock issued during period, shares	258,376
Share-based compensation arrangement by share-based payment award, number of shares authorized	287,659
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		1,000,000
Preferred stock designation		1,000,000
Minimum [Member]
Preferred stock, shares authorized														0
Maximum [Member]
Preferred stock, shares authorized														30,000,000
Common Stock [Member]
Common stock, shares authorized												250,000,000	250,000,000
Common stock, shares, issued												14,471,403	8,015,756
Common stock, shares, outstanding												14,471,403	8,015,756
Common Stock [Member] | Maximum [Member] | Series B Convertible Preferred Stock [Member]
Stock issued during period, shares		1,000,000
Placement Agent Warrants [Member]
Number of warrants to purchase common stock									70,500
Warrant, exercise price									$ 2.50